Software Licenses (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
License revenue	$ 8,750	$ 18,750	$ 47,983	$ 46,600
SoundFi LLC [Member]
Payment to acquire software license			$ 25,000
One-Year Agreement [Member] | SoundFi LLC [Member]
Agreement term description			The Company entered into a one-year agreement with SoundFi LLC ("SoundFi") which automatically renews for subsequent one-year periods unless otherwise terminated by either party.
Payment to acquire software license			$ 10,000
SoundFi and Castle Shield Agreement [Member]
License revenue			$ 47,983